Note N - Equity (Details) - Summary of Warrant Activity (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Summary of Warrant Activity [Abstract]
Outstanding	8,250,000	8,250,000	10,261,615
Outstanding (in Dollars per share)	$ 0.30	$ 0.30	$ 0.32
Outstanding	3 years 354 days	2 years 354 days
Vested or expected to vest at December 31, 2012		8,250,000
Vested or expected to vest at December 31, 2012 (in Dollars per share)		$ 0.30
Vested or expected to vest at December 31, 2012		2 years 354 days
Exercisable at December 31, 2012		8,250,000
Exercisable at December 31, 2012 (in Dollars per share)		$ 0.30
Exercisable at December 31, 2012		2 years 354 days
Expired	(2,011,615)
Expired (in Dollars per share)	$ 0.39